Long-Term Debt - NOK Bonds - Additional Information (Details) $ in Thousands, kr in Billions	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 NOK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NOK (kr)
Debt Instrument [Line Items]
Carrying amount of debt	$ 1,569,304		$ 1,569,304			$ 1,842,546
Foreign exchange gains (losses)	(11,624)	$ (7,243)	$ (6,885)	$ (7,974)
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Unsecured Debt
Debt Instrument [Line Items]
Senior unsecured bonds issued | kr					kr 2.1		kr 3.1
Carrying amount of debt	212,985		$ 212,985			$ 347,163
Unsecured Debt | Foreign Exchange Contract [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 248,500		$ 248,500
Unsecured Debt | Minimum [Member] | Foreign Exchange Contract [Member]
Debt Instrument [Line Items]
Fixed Rate Payable	7.72%		7.72%		7.72%
Unsecured Debt | Maximum [Member] | Foreign Exchange Contract [Member]
Debt Instrument [Line Items]
Fixed Rate Payable	7.89%		7.89%		7.89%
Unsecured Debt | NIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			4.60%
Unsecured Debt | NIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			6.00%